Subsequent Events - Additional Information (Detail) - EUR (€) € in Millions	Mar. 05, 2018	Jan. 03, 2018
Hybrid Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Redemption of hybrid bond		€ 600
Federal Telecommunications Institute [member]
Disclosure of non-adjusting events after reporting period [line items]
Implementation period	2 years